59406  2/00
Prospectus Supplement
dated February 7, 2000 to:
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PUTNAM GLOBAL EQUITY FUND (the "Fund")
to Prospectus dated June 30, 1999, as revised on July 30, 1999

The second paragraph under the heading "Who manages the fund?" is replaced with the following:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

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Manager              Since  Experience
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Omid Kamshad         1998   1996-Present              Putnam Management
Managing Director           Prior to January 1996     Lombard Odier
                                                      International
                            Prior to April 1995       Baring Asset
                                                      Management Co.
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Justin M. Scott      1998   1988-Present              Putnam Management
Managing Director
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Michael K. Arends    1999   1997-Present              Putnam Management
Senior Vice President       Prior to November 1997    Phoenix Duff & Phelps
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Stephen S. Oler      2000   1997-Present              Putnam Management
Senior Vice President       Prior to June 1997        Templeton Investments
                            Prior to  March 1996      Baring Asset Management
                                                       Co.
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Michael P. Stack     1998   1997-Present              Putnam Management
Senior Vice President       Prior to November 1997    Independence Investment
                                                      Associates Inc.
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Paul C. Warren       1998   1997-Present              Putnam Management
Senior Vice President       Prior to May 1997         IDS Fund Management
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